Deferred Income Tax Assets and Liabilities (Details) - Schedule of reconciliation between tax expenses and the product (Parentheticals)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of reconciliation between tax expenses and the product [Abstract]
Statutory income tax rate	29.50%	29.50%	29.50%
Effective income tax rate	32.00%	35.00%	37.00%